Intangible assets	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

5. Intangible assets:

June 30, 2024	Cost	Accumulated amortization	Net book Value

Ad Tech technology	$1,877,415	$1,877,415	$-
Kidoz OS technology	31,006	31,006	-
Customer relationship	1,362,035	908,023	454,012
	$3,270,456	$2,816,444	$454,012

KIDOZ INC. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended June 30, 2024 and 2023

(Unaudited)

5.	Intangible assets: (Continued)

December 31, 2023	Cost	Accumulated amortization	Net book Value

Ad Tech technology	$1,877,415	$1,814,835	$62,580
Kidoz OS technology	31,006	31,006	-
Customer relationship	1,362,035	822,896	538,139
	$3,270,456	$2,668,737	$601,719

Amortization expense was $42,564 (June 30, 2023 - $136,434) for the quarter ended June 30, 2024.